Loans - Loan Portfolio by Classes (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 5,734,438	$ 5,920,175	$ 6,066,225
Real estate loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,359,720	4,355,942	4,082,893
Real estate loans | Nonowner occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,852,903	1,809,356	1,713,104
Real estate loans | Multi-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	878,239	909,439	839,709
Real estate loans | Land development and construction loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	291,416	326,644	406,940
Real estate loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,022,558	3,045,439	2,959,753
Real estate loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	535,306	533,481	512,754
Real estate loans | Owner-occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	801,856	777,022	610,386
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,239,525	1,380,428	1,354,755
Loans to financial institutions and acceptances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	27,985	68,965	497,626
Consumer loans and overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 107,208	$ 114,840	$ 130,951